Expected credit loss measurement - Credit impaired financial instruments at amortized cost (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	$ 576,815	$ 587,104
Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	12,447	16,868
Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	326,786	320,352
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	132,646	126,335
Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	38,481	36,474
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	9,703	11,390
Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	11,786	9,924
Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	112,893	111,722
Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	22,980	22,563
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	2,326	2,226
Collateral / credit enhancements		1,720	1,666
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	0	0
Collateral / credit enhancements		0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	1,749	1,748
Collateral / credit enhancements		1,698	1,654
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	959	796
Collateral / credit enhancements		959	796
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	17	38
Collateral / credit enhancements		13	30
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	94	88
Collateral / credit enhancements		77	79
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	521	632
Collateral / credit enhancements		461	561
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	98	14
Collateral / credit enhancements		89	14
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	576	478
Collateral / credit enhancements		22	12
Gross carrying amount
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1,029)	(1,054)
Gross carrying amount | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		577,730	588,039
Gross carrying amount | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		12,454	16,875
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		327,550	321,124
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		132,756
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		38,524
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		9,819
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		12,089
Gross carrying amount | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		112,915
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		23,123	22,718
Gross carrying amount | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(114)	(116)
Provisions for off-balance sheet financial instruments		85,728	90,268
Gross carrying amount | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(42)	(43)
Provisions for off-balance sheet financial instruments		18,142	18,146
Gross carrying amount | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(10)	(8)
Provisions for off-balance sheet financial instruments		3,687	3,862
Gross carrying amount | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(24)	(26)
Provisions for off-balance sheet financial instruments		1,180	1,298
Gross carrying amount | Guarantees | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1)	0
Provisions for off-balance sheet financial instruments		622	834
Gross carrying amount | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(35)	(37)
Provisions for off-balance sheet financial instruments		27,547	31,212
Gross carrying amount | Loan commitments | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(27)	(31)
Provisions for off-balance sheet financial instruments		18,735	22,019
Gross carrying amount | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(34)	(36)
Provisions for off-balance sheet financial instruments		35,092	36,634
Gross carrying amount | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(16)	(17)
Provisions for off-balance sheet financial instruments		5,242	2,562
Gross carrying amount | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1)	(2)
Provisions for off-balance sheet financial instruments		4,274	4,260
Gross carrying amount | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(9)	(7)
Provisions for off-balance sheet financial instruments		4,787	4,505
Gross carrying amount | Committed unconditionally revocable credit lines | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		7,976	7,402
Gross carrying amount | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(3)	(1)
Provisions for off-balance sheet financial instruments		3,289	3,339
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(688)	(695)
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[2]	2,981	2,886
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		1	3
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		2,308	2,297
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		1,000	836
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		21	54
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		192	170
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		791	888
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		116	31
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		672	586
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[2]	(33)	(34)
Provisions for off-balance sheet financial instruments	[2]	182	383
Collateral / credit enhancements		27	102
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(33)	(34)
Provisions for off-balance sheet financial instruments		82	215
Collateral / credit enhancements		10	84
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(9)	(6)
Provisions for off-balance sheet financial instruments		24	127
Collateral / credit enhancements		8	79
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(23)	(25)
Provisions for off-balance sheet financial instruments		58	77
Collateral / credit enhancements		2	5
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1)	0
Provisions for off-balance sheet financial instruments		0	0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		50	53
Collateral / credit enhancements		12	8
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		27	7
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		46	93
Collateral / credit enhancements		5	9
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		0	11
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		17	17
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		27	57
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		1	0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		4	22
Collateral / credit enhancements		0	0
Allowance for expected credit loss
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1,029)	(1,054)
Allowance for expected credit loss | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(915)	(937)
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(6)	(7)
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(764)	(772)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(110)	(138)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(43)	(59)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(117)	(95)
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(303)	(281)
Allowance for expected credit loss | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(22)	(21)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(143)	(155)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(688)	(695)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[2]	(655)	(660)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1)	(3)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(559)	(549)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(41)	(39)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(4)	(16)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(98)	(82)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(271)	(256)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(18)	(17)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(95)	(109)
UBS AG | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	577,985	588,084
UBS AG | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	12,379	16,642
UBS AG | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	327,992	321,482
UBS AG | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	132,646	126,335
UBS AG | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	38,481	36,474
UBS AG | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	9,703	11,390
UBS AG | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	11,786	9,924
UBS AG | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	112,893	111,722
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	23,012	22,637
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	2,326	2,226
Collateral / credit enhancements		1,720	1,666
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	0	0
Collateral / credit enhancements		0	0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	1,749	1,748
Collateral / credit enhancements		1,698	1,654
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	959	796
Collateral / credit enhancements		959	796
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	17	38
Collateral / credit enhancements		13	30
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	94	88
Collateral / credit enhancements		77	79
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	521	632
Collateral / credit enhancements		461	561
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	98	14
Collateral / credit enhancements		89	14
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	576	478
Collateral / credit enhancements		22	12
UBS AG | Gross carrying amount
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1,029)	(1,054)
UBS AG | Gross carrying amount | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		578,899	589,020
UBS AG | Gross carrying amount | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		12,386	16,649
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		328,756	322,255
UBS AG | Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		132,756
UBS AG | Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		38,524
UBS AG | Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		9,819
UBS AG | Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		12,089
UBS AG | Gross carrying amount | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		112,915
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		23,154	22,792
UBS AG | Gross carrying amount | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(114)	(116)
Provisions for off-balance sheet financial instruments		87,614	92,486
UBS AG | Gross carrying amount | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(42)	(43)
Provisions for off-balance sheet financial instruments		18,142	18,146
UBS AG | Gross carrying amount | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(10)	(8)
Provisions for off-balance sheet financial instruments		3,687	3,862
UBS AG | Gross carrying amount | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(24)	(26)
Provisions for off-balance sheet financial instruments		1,180	1,298
UBS AG | Gross carrying amount | Guarantees | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1)	0
Provisions for off-balance sheet financial instruments		622	834
UBS AG | Gross carrying amount | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(35)	(37)
Provisions for off-balance sheet financial instruments		27,547	31,212
UBS AG | Gross carrying amount | Loan commitments | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(27)	(31)
Provisions for off-balance sheet financial instruments		18,735	22,019
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(34)	(36)
Provisions for off-balance sheet financial instruments		36,979	38,851
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(16)	(17)
Provisions for off-balance sheet financial instruments		5,242	2,562
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1)	(2)
Provisions for off-balance sheet financial instruments		4,274	4,260
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(9)	(7)
Provisions for off-balance sheet financial instruments		4,787	4,505
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		7,976	7,402
UBS AG | Gross carrying amount | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(3)	(1)
Provisions for off-balance sheet financial instruments		3,289	3,339
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(688)	(695)
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[2]	2,981	2,886
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		1	3
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		2,308	2,297
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		1,000	836
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		21	54
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		192	170
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		791	888
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		116	31
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		672	586
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[2]	(33)	(34)
Provisions for off-balance sheet financial instruments	[2]	182	383
Collateral / credit enhancements		27	102
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(33)	(34)
Provisions for off-balance sheet financial instruments		82	215
Collateral / credit enhancements		10	84
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(9)	(6)
Provisions for off-balance sheet financial instruments		24	127
Collateral / credit enhancements		8	79
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(23)	(25)
Provisions for off-balance sheet financial instruments		58	77
Collateral / credit enhancements		2	5
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1)	0
Provisions for off-balance sheet financial instruments		0	0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		50	53
Collateral / credit enhancements		12	8
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		27	7
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		46	93
Collateral / credit enhancements		5	9
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		0	11
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		17	17
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		27	57
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		1	0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0	0
Provisions for off-balance sheet financial instruments		4	22
Collateral / credit enhancements		0	0
UBS AG | Allowance for expected credit loss
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1,029)	(1,054)
UBS AG | Allowance for expected credit loss | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(915)	(937)
UBS AG | Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(6)	(7)
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(764)	(772)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(110)	(138)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(43)	(59)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(117)	(95)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(303)	(281)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(22)	(21)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(143)	(155)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(688)	(695)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[2]	(655)	(660)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1)	(3)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(559)	(549)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(41)	(39)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(4)	(16)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(98)	(82)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(271)	(256)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(18)	(17)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		$ (95)	$ (109)

[1]	The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
[2]
Under IFRS 9, adopted on 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and/or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held).